Operating Segments - Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue from sales of goods	€ 146,222	€ 129,416	€ 136,372
Revenue from sales of services	17,721	14,353	7,813
Changes in inventories and raw materials and consumables used	(107,920)	(95,503)	(85,605)
Employee benefits	(71,488)	(81,236)	(88,814)
Other operating expenses	(54,089)	(59,788)	(91,555)
Amortization and depreciation	(37,873)	(28,443)	(18,890)
Impairment of assets	(26,415)
Other income/(expense)	25	14,260	1,844
Operating Profit / (Loss)	(133,817)	(106,941)	(138,835)
Total Assets	353,066	483,541	421,984
Total Liabilities	290,488	333,730	252,834
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	154,843	133,133	154,109
Revenue from sales of services	18,710	16,208	10,002
Changes in inventories and raw materials and consumables used	(117,455)	(99,265)	(103,907)
Employee benefits	(71,488)	(81,236)	(88,814)
Other operating expenses	(55,004)	(61,578)	(93,983)
Amortization and depreciation	(37,873)	(28,443)	(18,890)
Impairment of assets	(26,415)
Other income/(expense)	25	14,294	1,844
Operating Profit / (Loss)	(134,657)	(106,887)	(139,639)
Total Assets	554,240	758,244	671,385
Total Liabilities	392,914	339,548	368,404
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	128,059	115,071	134,156
Revenue from sales of services	6,312	6,787	5,989
Changes in inventories and raw materials and consumables used	(89,941)	(81,453)	(88,104)
Employee benefits	(58,314)	(61,103)	(74,895)
Other operating expenses	(45,016)	(50,717)	(72,844)
Amortization and depreciation	(35,282)	(25,478)	(17,058)
Impairment of assets	(26,415)
Other income/(expense)	372	14,176	1,508
Operating Profit / (Loss)	(120,225)	(82,717)	(111,248)
Total Assets	503,360	599,950	515,796
Total Liabilities	348,507	301,341	336,356
Operating segments [member] | NORAM [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	25,423	17,042	19,936
Revenue from sales of services	11,994	8,728	3,616
Changes in inventories and raw materials and consumables used	(26,569)	(17,197)	(15,787)
Employee benefits	(12,902)	(19,393)	(13,533)
Other operating expenses	(9,625)	(10,318)	(21,026)
Amortization and depreciation	(2,589)	(2,755)	(1,830)
Other income/(expense)	(347)	119	335
Operating Profit / (Loss)	(14,615)	(23,774)	(28,289)
Total Assets	49,472	157,919	155,529
Total Liabilities	43,385	38,024	32,001
Operating segments [member] | APAC [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	1,361	1,020	17
Revenue from sales of services	404	693	397
Changes in inventories and raw materials and consumables used	(945)	(615)	(16)
Employee benefits	(272)	(740)	(386)
Other operating expenses	(363)	(543)	(113)
Amortization and depreciation	(2)	(210)	(2)
Other income/(expense)		(1)	1
Operating Profit / (Loss)	183	(396)	(102)
Total Assets	1,408	375	60
Total Liabilities	1,022	183	47
Consolidated adjustments and eliminations [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	(8,621)	(3,717)	(17,737)
Revenue from sales of services	(989)	(1,855)	(2,189)
Changes in inventories and raw materials and consumables used	9,535	3,762	18,302
Other operating expenses	915	1,790	2,428
Other income/(expense)		(34)
Operating Profit / (Loss)	840	(54)	804
Total Assets	(201,174)	(274,703)	(249,401)
Total Liabilities	€ (102,426)	€ (5,818)	€ (115,570)